UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 20, 2012 to March 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value March 31, 2013	Expenses Paid During Period*
Strategic Advisers Multi-Manager Income Fund	.06%
Actual		$ 1,000.00	$ 1,017.10	$ .17 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Strategic Advisers Multi-Manager 2005 Fund	.06%
Actual		$ 1,000.00	$ 1,027.00	$ .17 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Strategic Advisers Multi-Manager 2010 Fund	.06%
Actual		$ 1,000.00	$ 1,035.00	$ .17 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Strategic Advisers Multi-Manager 2015 Fund	.09%
Actual		$ 1,000.00	$ 1,036.00	$ .26 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Strategic Advisers Multi-Manager 2020 Fund	.09%
Actual		$ 1,000.00	$ 1,040.00	$ .26 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Strategic Advisers Multi-Manager 2025 Fund	.09%
Actual		$ 1,000.00	$ 1,048.00	$ .26 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Strategic Advisers Multi-Manager 2030 Fund	.09%
Actual		$ 1,000.00	$ 1,050.00	$ .26 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Strategic Advisers Multi-Manager 2035 Fund	.10%
Actual		$ 1,000.00	$ 1,056.00	$ .29 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value March 31, 2013	Expenses Paid During Period*
Strategic Advisers Multi-Manager 2040 Fund	.10%
Actual		$ 1,000.00	$ 1,057.00	$ .29 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Strategic Advisers Multi-Manager 2045 Fund	.10%
Actual		$ 1,000.00	$ 1,059.00	$ .29 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Strategic Advisers Multi-Manager 2050 Fund	.10%
Actual		$ 1,000.00	$ 1,060.00	$ .29 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Strategic Advisers Multi-Manager 2055 Fund	.10%
Actual		$ 1,000.00	$ 1,062.00	$ .29 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period December 20, 2012 to March 31, 2013).

D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

* The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds' annualized expense ratio.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	3.9
Strategic Advisers Growth Multi-Manager Fund Class F	3.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.0
Strategic Advisers Value Multi-Manager Fund Class F	3.9
13.1
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	4.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	1.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2
Fidelity Series Real Estate Income Fund Class F	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	4.7
6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.8
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	21.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.7
Fidelity Short-Term Bond Fund Class F	17.8
39.5
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	2.0%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	11.8%
Investment Grade Bond Funds	21.3%
Short-Term Funds	39.5%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	229	$ 1,998
Domestic Equity Funds - 13.1%
Strategic Advisers Core Multi-Manager Fund Class F	320	4,006
Strategic Advisers Growth Multi-Manager Fund Class F	273	3,325
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	160	2,033
Strategic Advisers Value Multi-Manager Fund Class F	315	4,016
TOTAL DOMESTIC EQUITY FUNDS		13,380
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,404)		15,378
International Equity Funds - 5.5%

Developed International Equity Funds - 4.2%
Strategic Advisers International Multi-Manager Fund Class F	380	4,260
Emerging Markets Equity Funds - 1.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	126	1,310
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,417)		5,570
Bond Funds - 39.9%

High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund Class F	49	537
Fidelity Series Floating Rate High Income Fund Class F	110	1,173

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	33	$ 379
Strategic Advisers Income Opportunities Fund of Funds Class F	451	4,807
TOTAL HIGH YIELD BOND FUNDS		6,896
Inflation-Protected Bond Funds - 11.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,051	11,969
Investment Grade Bond Funds - 21.3%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,149	21,684
TOTAL BOND FUNDS (Cost $40,949)		40,549
Short-Term Funds - 39.5%

Fidelity Institutional Money Market Portfolio Class F	22,105	22,105
Fidelity Short-Term Bond Fund Class F	2,108	18,128
TOTAL SHORT-TERM FUNDS (Cost $40,213)		40,233
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,983)		101,730
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13)
NET ASSETS - 100%		$ 101,717
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $100,983) - See accompanying schedule		$ 101,730
Receivable from investment adviser for expense reductions		25
Total assets		101,755

Liabilities
Payable to custodian bank	$ 33
Transfer agent fee payable	5
Total liabilities		38

Net Assets		$ 101,717
Net Assets consist of:
Paid in capital		$ 100,310
Undistributed net investment income		117
Accumulated undistributed net realized gain (loss) on investments		543
Net unrealized appreciation (depreciation) on investments		747
Net Assets, for 10,031 shares outstanding		$ 101,717
Net Asset Value, offering price and redemption price per share ($101,717 ÷ 10,031 shares)		$ 10.14

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 443

Expenses
Transfer agent fees	$ 16
Tax expense	25
Total expenses before reductions	41
Expense reductions	(25)	16
Net investment income (loss)		427
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27
Capital gain distributions from underlying funds	516
Total net realized gain (loss)		543
Change in net unrealized appreciation (depreciation) on underlying funds		747
Net gain (loss)		1,290
Net increase (decrease) in net assets resulting from operations		$ 1,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 427
Net realized gain (loss)	543
Change in net unrealized appreciation (depreciation)	747
Net increase (decrease) in net assets resulting from operations	1,717
Distributions to shareholders from net investment income	(310)
Share transactions Proceeds from sales of shares	100,000
Reinvestment of distributions	310
Net increase (decrease) in net assets resulting from share transactions	100,310
Total increase (decrease) in net assets	101,717

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $117)	$ 101,717
Other Information Shares
Sold	10,000
Issued in reinvestment of distributions	31
Net increase (decrease)	10,031

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04
Net realized and unrealized gain (loss)	.13
Total from investment operations	.17
Distributions from net investment income	(.03)
Net asset value, end of period	$ 10.14
Total Return B, H	1.71%
Ratios to Average Net Assets D, F
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.8
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	6.7
Strategic Advisers Growth Multi-Manager Fund Class F	5.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.4
Strategic Advisers Value Multi-Manager Fund Class F	6.8
22.5
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	7.3
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.6
6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.4
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	17.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.5
Fidelity Short-Term Bond Fund Class F	13.6
30.1
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.8%
Domestic Equity Funds	22.5%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.4%
Investment Grade Bond Funds	17.8%
Short-Term Funds	30.1%

Expected
Commodity Funds	3.6%
Domestic Equity Funds	20.4%
Developed International Equity Funds	6.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	32.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund Class F (a)	444	$ 3,876
Domestic Equity Funds - 22.5%
Strategic Advisers Core Multi-Manager Fund Class F	553	6,928
Strategic Advisers Growth Multi-Manager Fund Class F	473	5,753
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	275	3,501
Strategic Advisers Value Multi-Manager Fund Class F	543	6,933
TOTAL DOMESTIC EQUITY FUNDS		23,115
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,315)		26,991
International Equity Funds - 9.5%

Developed International Equity Funds - 7.3%
Strategic Advisers International Multi-Manager Fund Class F	665	7,449
Emerging Markets Equity Funds - 2.2%
Strategic Advisers Emerging Markets Fund of Funds Class F	218	2,277
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,460)		9,726
Bond Funds - 34.1%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	62	676
Fidelity Series Floating Rate High Income Fund Class F	110	1,173

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	42	$ 495
Strategic Advisers Income Opportunities Fund of Funds Class F	446	4,755
TOTAL HIGH YIELD BOND FUNDS		7,099
Inflation-Protected Bond Funds - 9.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	843	9,604
Investment Grade Bond Funds - 17.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,817	18,332
TOTAL BOND FUNDS (Cost $35,346)		35,035
Short-Term Funds - 30.1%

Fidelity Institutional Money Market Portfolio Class F	16,995	16,995
Fidelity Short-Term Bond Fund Class F	1,620	13,932
TOTAL SHORT-TERM FUNDS (Cost $30,911)		30,927
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,032)		102,679
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12)
NET ASSETS - 100%		$ 102,667
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,032) - See accompanying schedule		$ 102,679
Receivable from investment adviser for expense reductions		27
Total assets		102,706

Liabilities
Payable to custodian bank	$ 34
Transfer agent fee payable	5
Total liabilities		39

Net Assets		$ 102,667
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		460
Accumulated undistributed net realized gain (loss) on investments		560
Net unrealized appreciation (depreciation) on investments		1,647
Net Assets, for 10,000 shares outstanding		$ 102,667
Net Asset Value, offering price and redemption price per share ($102,667 ÷ 10,000 shares)		$ 10.27

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 476

Expenses
Transfer agent fees	$ 16
Tax expense	27
Total expenses before reductions	43
Expense reductions	(27)	16
Net investment income (loss)		460
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	57
Capital gain distributions from underlying funds	503
Total net realized gain (loss)		560
Change in net unrealized appreciation (depreciation) on underlying funds		1,647
Net gain (loss)		2,207
Net increase (decrease) in net assets resulting from operations		$ 2,667

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 460
Net realized gain (loss)	560
Change in net unrealized appreciation (depreciation)	1,647
Net increase (decrease) in net assets resulting from operations	2,667
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	102,667

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $460)	$ 102,667
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.22
Total from investment operations	.27
Net asset value, end of period	$ 10.27
Total Return B, H	2.70%
Ratios to Average Net Assets D, F
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.1
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	9.2
Strategic Advisers Growth Multi-Manager Fund Class F	7.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.7
Strategic Advisers Value Multi-Manager Fund Class F	9.2
30.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	9.8
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.6
6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.2
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	21.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.9
Fidelity Short-Term Bond Fund Class F	5.7
12.6
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.1%
Domestic Equity Funds	30.8%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	21.6%
Short-Term Funds	12.6%

Expected
Commodity Funds	5.2%
Domestic Equity Funds	29.4%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	23.1%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F (a)	611	$ 5,338
Domestic Equity Funds - 30.8%
Strategic Advisers Core Multi-Manager Fund Class F	763	9,550
Strategic Advisers Growth Multi-Manager Fund Class F	652	7,933
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	379	4,825
Strategic Advisers Value Multi-Manager Fund Class F	749	9,558
TOTAL DOMESTIC EQUITY FUNDS		31,866
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,892)		37,204
International Equity Funds - 12.8%

Developed International Equity Funds - 9.8%
Strategic Advisers International Multi-Manager Fund Class F	907	10,161
Emerging Markets Equity Funds - 3.0%
Strategic Advisers Emerging Markets Fund of Funds Class F	299	3,114
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,911)		13,275
Bond Funds - 38.7%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	62	676
Fidelity Series Floating Rate High Income Fund Class F	110	1,173

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	46	$ 538
Strategic Advisers Income Opportunities Fund of Funds Class F	447	4,766
TOTAL HIGH YIELD BOND FUNDS		7,153
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	925	10,536
Investment Grade Bond Funds - 21.6%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,215	22,352
TOTAL BOND FUNDS (Cost $40,411)		40,041
Short-Term Funds - 12.6%

Fidelity Institutional Money Market Portfolio Class F	7,142	7,142
Fidelity Short-Term Bond Fund Class F	681	5,855
TOTAL SHORT-TERM FUNDS (Cost $12,990)		12,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,204)		103,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12)
NET ASSETS - 100%		$ 103,505
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,204) - See accompanying schedule		$ 103,517
Receivable from investment adviser for expense reductions		33
Total assets		103,550

Liabilities
Payable to custodian bank	$ 40
Transfer agent fee payable	5
Total liabilities		45

Net Assets		$ 103,505
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		531
Accumulated undistributed net realized gain (loss) on investments		661
Net unrealized appreciation (depreciation) on investments		2,313
Net Assets, for 10,000 shares outstanding		$ 103,505
Net Asset Value, offering price and redemption price per share ($103,505 ÷ 10,000 shares)		$ 10.35

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 547

Expenses
Transfer agent fees	$ 16
Tax expense	33
Total expenses before reductions	49
Expense reductions	(33)	16
Net investment income (loss)		531
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	57
Capital gain distributions from underlying funds	604
Total net realized gain (loss)		661
Change in net unrealized appreciation (depreciation) on underlying funds		2,313
Net gain (loss)		2,974
Net increase (decrease) in net assets resulting from operations		$ 3,505

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 531
Net realized gain (loss)	661
Change in net unrealized appreciation (depreciation)	2,313
Net increase (decrease) in net assets resulting from operations	3,505
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	103,505

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $531)	$ 103,505
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.30
Total from investment operations	.35
Net asset value, end of period	$ 10.35
Total Return B, H	3.50%
Ratios to Average Net Assets D, F
Expenses before reductions	.17% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.4
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	9.6
Strategic Advisers Growth Multi-Manager Fund Class F	8.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.8
Strategic Advisers Value Multi-Manager Fund Class F	9.6
32.0
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	10.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1
Fidelity Series Real Estate Income Fund Class F	0.6
Strategic Advisers Income Opportunities Fund of Funds Class F	4.6
6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.1
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	22.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.4
Fidelity Short-Term Bond Fund Class F	4.4
9.8
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.4%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.5%
Short-Term Funds	9.8%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.4%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F (a)	639	$ 5,577
Domestic Equity Funds - 32.0%
Strategic Advisers Core Multi-Manager Fund Class F	795	9,954
Strategic Advisers Growth Multi-Manager Fund Class F	680	8,273
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	395	5,029
Strategic Advisers Value Multi-Manager Fund Class F	781	9,970
TOTAL DOMESTIC EQUITY FUNDS		33,226
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,392)		38,803
International Equity Funds - 13.3%

Developed International Equity Funds - 10.2%
Strategic Advisers International Multi-Manager Fund Class F	943	10,566
Emerging Markets Equity Funds - 3.1%
Strategic Advisers Emerging Markets Fund of Funds Class F	310	3,234
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,423)		13,800
Bond Funds - 39.5%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	62	676
Fidelity Series Floating Rate High Income Fund Class F	110	1,173

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	51	$ 590
Strategic Advisers Income Opportunities Fund of Funds Class F	446	4,755
TOTAL HIGH YIELD BOND FUNDS		7,194
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	914	10,416
Investment Grade Bond Funds - 22.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,313	23,335
TOTAL BOND FUNDS (Cost $41,318)		40,945
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F	5,550	5,550
Fidelity Short-Term Bond Fund Class F	529	4,551
TOTAL SHORT-TERM FUNDS (Cost $10,095)		10,101
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,228)		103,649
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23)
NET ASSETS - 100%		$ 103,626
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,228) - See accompanying schedule		$ 103,649
Receivable from investment adviser for expense reductions		34
Total assets		103,683

Liabilities
Payable to custodian bank	$ 49
Transfer agent fee payable	8
Total liabilities		57

Net Assets		$ 103,626
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		535
Accumulated undistributed net realized gain (loss) on investments		670
Net unrealized appreciation (depreciation) on investments		2,421
Net Assets, for 10,000 shares outstanding		$ 103,626
Net Asset Value, offering price and redemption price per share ($103,626 ÷ 10,000 shares)		$ 10.36

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 561

Expenses
Transfer agent fees	$ 26
Tax expense	34
Total expenses before reductions	60
Expense reductions	(34)	26
Net investment income (loss)		535
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	55
Capital gain distributions from underlying funds	615
Total net realized gain (loss)		670
Change in net unrealized appreciation (depreciation) on underlying funds		2,421
Net gain (loss)		3,091
Net increase (decrease) in net assets resulting from operations		$ 3,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 535
Net realized gain (loss)	670
Change in net unrealized appreciation (depreciation)	2,421
Net increase (decrease) in net assets resulting from operations	3,626
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	103,626

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $535)	$ 103,626
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.31
Total from investment operations	.36
Net asset value, end of period	$ 10.36
Total Return B, H	3.60%
Ratios to Average Net Assets D, F
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.09% A
Expenses net of all reductions	.09% A
Net investment income (loss)	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.9
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	10.5
Strategic Advisers Growth Multi-Manager Fund Class F	8.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.3
Strategic Advisers Value Multi-Manager Fund Class F	10.5
35.1
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	11.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8
Fidelity Series Floating Rate High Income Fund Class F	1.1
Fidelity Series Real Estate Income Fund Class F	0.6
Strategic Advisers Income Opportunities Fund of Funds Class F	5.2
7.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.3
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	21.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.7
Fidelity Short-Term Bond Fund Class F	3.0
6.7
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.9%
Domestic Equity Funds	35.1%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.7%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Expected
Commodity Funds	5.9%
Domestic Equity Funds	33.4%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	24.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund Class F (a)	703	$ 6,133
Domestic Equity Funds - 35.1%
Strategic Advisers Core Multi-Manager Fund Class F	874	10,939
Strategic Advisers Growth Multi-Manager Fund Class F	748	9,093
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	434	5,524
Strategic Advisers Value Multi-Manager Fund Class F	858	10,953
TOTAL DOMESTIC EQUITY FUNDS		36,509
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,994)		42,642
International Equity Funds - 14.6%

Developed International Equity Funds - 11.2%
Strategic Advisers International Multi-Manager Fund Class F	1,040	11,647
Emerging Markets Equity Funds - 3.4%
Strategic Advisers Emerging Markets Fund of Funds Class F	342	3,567
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,797)		15,214
Bond Funds - 37.7%

High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund Class F	74	805
Fidelity Series Floating Rate High Income Fund Class F	110	1,173

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	54	$ 632
Strategic Advisers Income Opportunities Fund of Funds Class F	510	5,446
TOTAL HIGH YIELD BOND FUNDS		8,056
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	758	8,630
Investment Grade Bond Funds - 21.7%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,234	22,544
TOTAL BOND FUNDS (Cost $39,546)		39,230
Short-Term Funds - 6.7%

Fidelity Institutional Money Market Portfolio Class F	3,795	3,795
Fidelity Short-Term Bond Fund Class F	362	3,109
TOTAL SHORT-TERM FUNDS (Cost $6,901)		6,904
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,238)		103,990
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22)
NET ASSETS - 100%		$ 103,968
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,238) - See accompanying schedule		$ 103,990
Receivable from investment adviser for expense reductions		34
Total assets		104,024

Liabilities
Payable to custodian bank	$ 48
Transfer agent fee payable	8
Total liabilities		56

Net Assets		$ 103,968
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		561
Accumulated undistributed net realized gain (loss) on investments		655
Net unrealized appreciation (depreciation) on investments		2,752
Net Assets, for 10,000 shares outstanding		$ 103,968
Net Asset Value, offering price and redemption price per share ($103,968 ÷ 10,000 shares)		$ 10.40

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 587

Expenses
Transfer agent fees	$ 26
Tax expense	34
Total expenses before reductions	60
Expense reductions	(34)	26
Net investment income (loss)		561
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	65
Capital gain distributions from underlying funds	590
Total net realized gain (loss)		655
Change in net unrealized appreciation (depreciation) on underlying funds		2,752
Net gain (loss)		3,407
Net increase (decrease) in net assets resulting from operations		$ 3,968

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 561
Net realized gain (loss)	655
Change in net unrealized appreciation (depreciation)	2,752
Net increase (decrease) in net assets resulting from operations	3,968
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	103,968

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $561)	$ 103,968
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.34
Total from investment operations	.40
Net asset value, end of period	$ 10.40
Total Return B, H	4.00%
Ratios to Average Net AssetsD, F
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.09% A
Expenses net of all reductions	.09% A
Net investment income (loss)	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.2
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	12.8
Strategic Advisers Growth Multi-Manager Fund Class F	10.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.5
Strategic Advisers Value Multi-Manager Fund Class F	12.8
42.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	13.5
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8
Fidelity Series Floating Rate High Income Fund Class F	1.0
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	6.7
9.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.4
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	17.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4
Fidelity Short-Term Bond Fund Class F	0.3
0.7
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.2%
Domestic Equity Funds	42.8%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.1%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	6.1%
Investment Grade Bond Funds	19.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 50.0%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund Class F (a)	869	$ 7,583
Domestic Equity Funds - 42.8%
Strategic Advisers Core Multi-Manager Fund Class F	1,072	13,418
Strategic Advisers Growth Multi-Manager Fund Class F	917	11,152
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	532	6,777
Strategic Advisers Value Multi-Manager Fund Class F	1,053	13,432
TOTAL DOMESTIC EQUITY FUNDS		44,779
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,112)		52,362
International Equity Funds - 17.7%

Developed International Equity Funds - 13.5%
Strategic Advisers International Multi-Manager Fund Class F	1,266	14,182
Emerging Markets Equity Funds - 4.2%
Strategic Advisers Emerging Markets Fund of Funds Class F	416	4,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,017)		18,525
Bond Funds - 31.6%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F	74	805
Fidelity Series Floating Rate High Income Fund Class F	96	1,018

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	51	$ 590
Strategic Advisers Income Opportunities Fund of Funds Class F	657	7,014
TOTAL HIGH YIELD BOND FUNDS		9,427
Inflation-Protected Bond Funds - 5.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	497	5,663
Investment Grade Bond Funds - 17.2%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,790	18,061
TOTAL BOND FUNDS (Cost $33,341)		33,151
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F	414	414
Fidelity Short-Term Bond Fund Class F	40	342
TOTAL SHORT-TERM FUNDS (Cost $755)		756
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,225)		104,794
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24)
NET ASSETS - 100%		$ 104,770
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,225) - See accompanying schedule		$ 104,794
Receivable from investment adviser for expense reductions		34
Total assets		104,828

Liabilities
Payable to custodian bank	$ 50
Transfer agent fee payable	8
Total liabilities		58

Net Assets		$ 104,770
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		594
Accumulated undistributed net realized gain (loss) on investments		607
Net unrealized appreciation (depreciation) on investments		3,569
Net Assets, for 10,000 shares outstanding		$ 104,770
Net Asset Value, offering price and redemption price per share ($104,770 ÷ 10,000 shares)		$ 10.48

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 620

Expenses
Transfer agent fees	$ 26
Tax expense	34
Total expenses before reductions	60
Expense reductions	(34)	26
Net investment income (loss)		594
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	62
Capital gain distributions from underlying funds	545
Total net realized gain (loss)		607
Change in net unrealized appreciation (depreciation) on underlying funds		3,569
Net gain (loss)		4,176
Net increase (decrease) in net assets resulting from operations		$ 4,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 594
Net realized gain (loss)	607
Change in net unrealized appreciation (depreciation)	3,569
Net increase (decrease) in net assets resulting from operations	4,770
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	104,770

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $594)	$ 104,770
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.42
Total from investment operations	.48
Net asset value, end of period	$ 10.48
Total Return B, H	4.80%
Ratios to Average Net Assets D, F
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.09% A
Expenses net of all reductions	.09% A
Net investment income (loss)	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.6
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	13.4
Strategic Advisers Growth Multi-Manager Fund Class F	11.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.8
Strategic Advisers Value Multi-Manager Fund Class F	13.5
44.9
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	14.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	6.8
8.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.6
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	17.5
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.6%
Domestic Equity Funds	44.9%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	2.6%
Investment Grade Bond Funds	17.5%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.1%
Investment Grade Bond Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F (a)	918	$ 8,014
Domestic Equity Funds - 44.9%
Strategic Advisers Core Multi-Manager Fund Class F	1,127	14,114
Strategic Advisers Growth Multi-Manager Fund Class F	965	11,730
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	560	7,130
Strategic Advisers Value Multi-Manager Fund Class F	1,107	14,127
TOTAL DOMESTIC EQUITY FUNDS		47,101
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,696)		55,115
International Equity Funds - 18.5%

Developed International Equity Funds - 14.2%
Strategic Advisers International Multi-Manager Fund Class F	1,329	14,888
Emerging Markets Equity Funds - 4.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	437	4,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,910)		19,442
Bond Funds - 29.0%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	74	$ 805
Fidelity Series Floating Rate High Income Fund Class F	88	936
Fidelity Series Real Estate Income Fund Class F	46	538
Strategic Advisers Income Opportunities Fund of Funds Class F	667	7,118
TOTAL HIGH YIELD BOND FUNDS		9,397
Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	236	2,693
Investment Grade Bond Funds - 17.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,820	18,359
TOTAL BOND FUNDS (Cost $30,580)		30,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,186)		105,006
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23)
NET ASSETS - 100%		$ 104,983
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,186) - See accompanying schedule		$ 105,006
Receivable from investment adviser for expense reductions		33
Total assets		105,039

Liabilities
Payable to custodian bank	$ 48
Transfer agent fee payable	8
Total liabilities		56

Net Assets		$ 104,983
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		612
Accumulated undistributed net realized gain (loss) on investments		551
Net unrealized appreciation (depreciation) on investments		3,820
Net Assets, for 10,000 shares outstanding		$ 104,983
Net Asset Value, offering price and redemption price per share ($104,983 ÷ 10,000 shares)		$ 10.50

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 638

Expenses
Transfer agent fees	$ 26
Tax expense	33
Total expenses before reductions	59
Expense reductions	(33)	26
Net investment income (loss)		612
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	60
Capital gain distributions from underlying funds	491
Total net realized gain (loss)		551
Change in net unrealized appreciation (depreciation) on underlying funds		3,820
Net gain (loss)		4,371
Net increase (decrease) in net assets resulting from operations		$ 4,983

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 612
Net realized gain (loss)	551
Change in net unrealized appreciation (depreciation)	3,820
Net increase (decrease) in net assets resulting from operations	4,983
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	104,983

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $612)	$ 104,983
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.44
Total from investment operations	.50
Net asset value, end of period	$ 10.50
Total Return B, H	5.00%
Ratios to Average Net Assets D, F
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.09% A
Expenses net of all reductions	.09% A
Net investment income (loss)	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expense had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.8
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	15.5
Strategic Advisers Growth Multi-Manager Fund Class F	12.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.8
Strategic Advisers Value Multi-Manager Fund Class F	15.5
51.6
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	16.3
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.8
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	6.8
8.9
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	9.5
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.8%
Domestic Equity Funds	51.6%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.9%
Investment Grade Bond Funds	9.5%

Expected
Commodity Funds	8.8%
Domestic Equity Funds	50.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.1%
Investment Grade Bond Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F (a)	1,275	$ 11,132
Domestic Equity Funds - 51.6%
Strategic Advisers Core Multi-Manager Fund Class F	1,563	19,571
Strategic Advisers Growth Multi-Manager Fund Class F	1,335	16,233
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	776	9,873
Strategic Advisers Value Multi-Manager Fund Class F	1,540	19,644
TOTAL DOMESTIC EQUITY FUNDS		65,321
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,699)		76,453
International Equity Funds - 21.2%

Developed International Equity Funds - 16.3%
Strategic Advisers International Multi-Manager Fund Class F	1,847	20,685
Emerging Markets Equity Funds - 4.9%
Strategic Advisers Emerging Markets Fund of Funds Class F	597	6,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,171)		26,911
Bond Funds - 18.4%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	89	$ 967
Fidelity Series Floating Rate High Income Fund Class F	98	1,040
Fidelity Series Real Estate Income Fund Class F	51	593
Strategic Advisers Income Opportunities Fund of Funds Class F	809	8,629
TOTAL HIGH YIELD BOND FUNDS		11,229
Investment Grade Bond Funds - 9.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,193	12,041
TOTAL BOND FUNDS (Cost $23,253)		23,270
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $121,123)		126,634
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31)
NET ASSETS - 100%		$ 126,603
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $121,123) - See accompanying schedule		$ 126,634
Receivable from investment adviser for expense reductions		33
Total assets		126,667

Liabilities
Payable to custodian bank	$ 53
Transfer agent fee payable	11
Total liabilities		64

Net Assets		$ 126,603
Net Assets consist of:
Paid in capital		$ 120,000
Undistributed net investment income		617
Accumulated undistributed net realized gain (loss) on investments		475
Net unrealized appreciation (depreciation) on investments		5,511
Net Assets, for 11,984 shares outstanding		$ 126,603
Net Asset Value, offering price and redemption price per share ($126,603 ÷ 11,984 shares)		$ 10.56

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 649

Expenses
Transfer agent fees	$ 35
Tax expense	32
Total expenses before reductions	67
Expense reductions	(35)	32
Net investment income (loss)		617
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	49
Capital gain distributions from underlying funds	426
Total net realized gain (loss)		475
Change in net unrealized appreciation (depreciation) on underlying funds		5,511
Net gain (loss)		5,986
Net increase (decrease) in net assets resulting from operations		$ 6,603

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 617
Net realized gain (loss)	475
Change in net unrealized appreciation (depreciation)	5,511
Net increase (decrease) in net assets resulting from operations	6,603
Share transactions Proceeds from sales of shares	120,000
Total increase (decrease) in net assets	126,603

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $617)	$ 126,603
Other Information Shares
Sold	11,984

Financial Highlights

Period ended March 31,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.51
Total from investment operations	.56
Net asset value, end of period	$ 10.56
Total Return B, C	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127
Portfolio turnover rate	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.9
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	15.7
Strategic Advisers Growth Multi-Manager Fund Class F	13.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.0
Strategic Advisers Value Multi-Manager Fund Class F	15.7
52.5
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	16.5
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.8
Fidelity Series Real Estate Income Fund Class F	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	6.9
8.9
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	8.2
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.9%
Domestic Equity Funds	52.5%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.9%
Investment Grade Bond Funds	8.2%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F (a)	1,081	$ 9,435
Domestic Equity Funds - 52.5%
Strategic Advisers Core Multi-Manager Fund Class F	1,327	16,616
Strategic Advisers Growth Multi-Manager Fund Class F	1,135	13,803
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	660	8,402
Strategic Advisers Value Multi-Manager Fund Class F	1,304	16,642
TOTAL DOMESTIC EQUITY FUNDS		55,463
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,872)		64,898
International Equity Funds - 21.5%

Developed International Equity Funds - 16.5%
Strategic Advisers International Multi-Manager Fund Class F	1,556	17,424
Emerging Markets Equity Funds - 5.0%
Strategic Advisers Emerging Markets Fund of Funds Class F	512	5,340
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,143)		22,764
Bond Funds - 17.1%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	74	$ 805
Fidelity Series Floating Rate High Income Fund Class F	74	782
Fidelity Series Real Estate Income Fund Class F	39	453
Strategic Advisers Income Opportunities Fund of Funds Class F	687	7,331
TOTAL HIGH YIELD BOND FUNDS		9,371
Investment Grade Bond Funds - 8.2%
Strategic Advisers Core Income Multi-Manager Fund Class F	864	8,721
TOTAL BOND FUNDS (Cost $18,073)		18,092
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,088)		105,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25)
NET ASSETS - 100%		$ 105,729
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,088) - See accompanying schedule		$ 105,754
Receivable from investment adviser for expense reductions		32
Total assets		105,786

Liabilities
Payable to custodian bank	$ 49
Transfer agent fee payable	8
Total liabilities		57

Net Assets		$ 105,729
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		586
Accumulated undistributed net realized gain (loss) on investments		477
Net unrealized appreciation (depreciation) on investments		4,666
Net Assets, for 10,000 shares outstanding		$ 105,729
Net Asset Value, offering price and redemption price per share ($105,729 ÷ 10,000 shares)		$ 10.57

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 613

Expenses
Transfer agent fees	$ 28
Tax expense	32
Total expenses before reductions	60
Expense reductions	(33)	27
Net investment income (loss)		586
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	54
Capital gain distributions from underlying funds	423
Total net realized gain (loss)		477
Change in net unrealized appreciation (depreciation) on underlying funds		4,666
Net gain (loss)		5,143
Net increase (decrease) in net assets resulting from operations		$ 5,729

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 586
Net realized gain (loss)	477
Change in net unrealized appreciation (depreciation)	4,666
Net increase (decrease) in net assets resulting from operations	5,729
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	105,729

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $586)	$ 105,729
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.51
Total from investment operations	.57
Net asset value, end of period	$ 10.57
Total Return B, C	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	16.1
Strategic Advisers Growth Multi-Manager Fund Class F	13.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.2
Strategic Advisers Value Multi-Manager Fund Class F	16.1
53.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	16.9
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4
Fidelity Series Real Estate Income Fund Class F	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	8.9
10.4
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	4.5
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.3%
Domestic Equity Funds	53.8%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.7%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.6%
Investment Grade Bond Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F (a)	1,128	$ 9,848
Domestic Equity Funds - 53.8%
Strategic Advisers Core Multi-Manager Fund Class F	1,363	17,065
Strategic Advisers Growth Multi-Manager Fund Class F	1,166	14,177
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	678	8,631
Strategic Advisers Value Multi-Manager Fund Class F	1,340	17,093
TOTAL DOMESTIC EQUITY FUNDS		56,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,680)		66,814
International Equity Funds - 22.0%

Developed International Equity Funds - 16.9%
Strategic Advisers International Multi-Manager Fund Class F	1,596	17,882
Emerging Markets Equity Funds - 5.1%
Strategic Advisers Emerging Markets Fund of Funds Class F	525	5,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,711)		23,353
Bond Funds - 14.9%
	Shares	Value
High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund Class F	74	$ 805
Fidelity Series Floating Rate High Income Fund Class F	37	391
Fidelity Series Real Estate Income Fund Class F	33	390
Strategic Advisers Income Opportunities Fund of Funds Class F	880	9,387
TOTAL HIGH YIELD BOND FUNDS		10,973
Investment Grade Bond Funds - 4.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	475	4,790
TOTAL BOND FUNDS (Cost $15,689)		15,763
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,080)		105,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26)
NET ASSETS - 100%		$ 105,904
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,080) - See accompanying schedule		$ 105,930
Receivable from investment adviser for expense reductions		32
Total assets		105,962

Liabilities
Payable to custodian bank	$ 50
Transfer agent fee payable	8
Total liabilities		58

Net Assets		$ 105,904
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		591
Accumulated undistributed net realized gain (loss) on investments		463
Net unrealized appreciation (depreciation) on investments		4,850
Net Assets, for 10,000 shares outstanding		$ 105,904
Net Asset Value, offering price and redemption price per share ($105,904 ÷ 10,000 shares)		$ 10.59

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 619

Expenses
Transfer agent fees	$ 28
Tax expense	32
Total expenses before reductions	60
Expense reductions	(32)	28
Net investment income (loss)		591
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	51
Capital gain distributions from underlying funds	412
Total net realized gain (loss)		463
Change in net unrealized appreciation (depreciation) on underlying funds		4,850
Net gain (loss)		5,313
Net increase (decrease) in net assets resulting from operations		$ 5,904

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 591
Net realized gain (loss)	463
Change in net unrealized appreciation (depreciation)	4,850
Net increase (decrease) in net assets resulting from operations	5,904
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	105,904

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $591)	$ 105,904
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.53
Total from investment operations	.59
Net asset value, end of period	$ 10.59
Total Return B, H	5.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	1% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 20, 2012 (commencement of operations) to March 31, 2013.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	16.3
Strategic Advisers Growth Multi-Manager Fund Class F	13.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.3
Strategic Advisers Value Multi-Manager Fund Class F	16.3
54.5
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	17.1
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of FundsClass F	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.1
Fidelity Series Real Estate Income Fund Class F	0.3
Strategic Advisers Income Opportunities Fund of Funds Class F	9.1
10.3
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	3.5
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.3%
Domestic Equity Funds	54.5%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.5%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F (a)	1,130	$ 9,862
Domestic Equity Funds - 54.5%
Strategic Advisers Core Multi-Manager Fund Class F	1,383	17,311
Strategic Advisers Growth Multi-Manager Fund Class F	1,183	14,384
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	688	8,753
Strategic Advisers Value Multi-Manager Fund Class F	1,359	17,337
TOTAL DOMESTIC EQUITY FUNDS		57,785
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,453)		67,647
International Equity Funds - 22.4%

Developed International Equity Funds - 17.1%
Strategic Advisers International Multi-Manager Fund Class F	1,622	18,162
Emerging Markets Equity Funds - 5.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	533	5,562
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,075)		23,724
Bond Funds - 13.8%
	Shares	Value
High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund Class F	74	$ 805
Fidelity Series Floating Rate High Income Fund Class F	11	113
Fidelity Series Real Estate Income Fund Class F	30	348
Strategic Advisers Income Opportunities Fund of Funds Class F	908	9,691
TOTAL HIGH YIELD BOND FUNDS		10,957
Investment Grade Bond Funds - 3.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	365	3,683
TOTAL BOND FUNDS (Cost $14,552)		14,640
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,080)		106,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24)
NET ASSETS - 100%		$ 105,987
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,080) - See accompanying schedule		$ 106,011
Receivable from investment adviser for expense reductions		32
Total assets		106,043

Liabilities
Payable to custodian bank	$ 47
Transfer agent fee payable	9
Total liabilities		56

Net Assets		$ 105,987
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		589
Accumulated undistributed net realized gain (loss) on investments		467
Net unrealized appreciation (depreciation) on investments		4,931
Net Assets, for 10,000 shares outstanding		$ 105,987
Net Asset Value, offering price and redemption price per share ($105,987 ÷ 10,000 shares)		$ 10.60

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 616

Expenses
Transfer agent fees	$ 28
Tax expense	32
Total expenses before reductions	60
Expense reductions	(33)	27
Net investment income (loss)		589
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	57
Capital gain distributions from underlying funds	410
Total net realized gain (loss)		467
Change in net unrealized appreciation (depreciation) on underlying funds		4,931
Net gain (loss)		5,398
Net increase (decrease) in net assets resulting from operations		$ 5,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 589
Net realized gain (loss)	467
Change in net unrealized appreciation (depreciation)	4,931
Net increase (decrease) in net assets resulting from operations	5,987
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	105,987

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $589)	$ 105,987
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.54
Total from investment operations	.60
Net asset value, end of period	$ 10.60
Total Return B, C	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.8
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	17.0
Strategic Advisers Growth Multi-Manager Fund Class F	14.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.6
Strategic Advisers Value Multi-Manager Fund Class F	17.0
56.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	17.8
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of FundsClass F	5.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7
Fidelity Series Real Estate Income Fund Class F	0.3
Strategic Advisers Income Opportunities Fund of Funds Class F	8.9
9.9
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	0.3
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.8%
Domestic Equity Funds	56.8%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.3%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 66.6%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F (a)	1,189	$ 10,380
Domestic Equity Funds - 56.8%
Strategic Advisers Core Multi-Manager Fund Class F	1,443	18,068
Strategic Advisers Growth Multi-Manager Fund Class F	1,234	15,007
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	719	9,149
Strategic Advisers Value Multi-Manager Fund Class F	1,417	18,083
TOTAL DOMESTIC EQUITY FUNDS		60,307
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,310)		70,687
International Equity Funds - 23.2%

Developed International Equity Funds - 17.8%
Strategic Advisers International Multi-Manager Fund Class F	1,687	18,898
Emerging Markets Equity Funds - 5.4%
Strategic Advisers Emerging Markets Fund of Funds Class F	555	5,784
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,005)		24,682
Bond Funds - 10.2%
	Shares	Value
High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund Class F	74	$ 805
Fidelity Series Real Estate Income Fund Class F	26	306
Strategic Advisers Income Opportunities Fund of FundsClass F	882	9,411
TOTAL HIGH YIELD BOND FUNDS		10,522
Investment Grade Bond Funds - 0.3%
Strategic Advisers Core Income Multi-Manager Fund Class F	31	311
TOTAL BOND FUNDS (Cost $10,719)		10,833
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,034)		106,202
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 106,197
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $101,034) - See accompanying schedule		$ 106,202
Receivable for investments sold		18
Receivable from investment adviser for expense reductions		32
Total assets		106,252

Liabilities
Payable to custodian bank	$ 46
Transfer agent fee payable	9
Total liabilities		55

Net Assets		$ 106,197
Net Assets consist of:
Paid in capital		$ 100,000
Undistributed net investment income		572
Accumulated undistributed net realized gain (loss) on investments		457
Net unrealized appreciation (depreciation) on investments		5,168
Net Assets, for 10,000 shares outstanding		$ 106,197
Net Asset Value, offering price and redemption price per share ($106,197 ÷ 10,000 shares)		$ 10.62

Statement of Operations

	For the period December 20, 2012 (commencement of operations) to March 31, 2013

Investment Income
Income distributions from underlying funds		$ 600

Expenses
Transfer agent fees	$ 29
Tax expense	32
Total expenses before reductions	61
Expense reductions	(33)	28
Net investment income (loss)		572
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	53
Capital gain distributions from underlying funds	404
Total net realized gain (loss)		457
Change in net unrealized appreciation (depreciation) on underlying funds		5,168
Net gain (loss)		5,625
Net increase (decrease) in net assets resulting from operations		$ 6,197

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 572
Net realized gain (loss)	457
Change in net unrealized appreciation (depreciation)	5,168
Net increase (decrease) in net assets resulting from operations	6,197
Share transactions Proceeds from sales of shares	100,000
Total increase (decrease) in net assets	106,197

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $572)	$ 106,197
Other Information Shares
Sold	10,000

Financial Highlights

Period ended March 31,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.56
Total from investment operations	.62
Net asset value, end of period	$ 10.62
Total Return B, C	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.21% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds may invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, each Fund accrued excise taxes on undistributed net investment income and undistributed short-term capital gains which is included in Tax expense on each Statement of Operations. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$ 100,983	$ 1,276	$ (529)	$ 747
Strategic Advisers Multi-Manager 2005 Fund	101,032	2,120	(473)	1,647
Strategic Advisers Multi-Manager 2010 Fund	101,204	2,867	(554)	2,313
Strategic Advisers Multi-Manager 2015 Fund	101,228	2,983	(562)	2,421
Strategic Advisers Multi-Manager 2020 Fund	101,238	3,278	(526)	2,752
Strategic Advisers Multi-Manager 2025 Fund	101,225	4,003	(434)	3,569
Strategic Advisers Multi-Manager 2030 Fund	101,186	4,200	(380)	3,820
Strategic Advisers Multi-Manager 2035 Fund	121,123	5,788	(277)	5,511
Strategic Advisers Multi-Manager 2040 Fund	101,088	4,909	(243)	4,666
Strategic Advisers Multi-Manager 2045 Fund	101,080	5,056	(206)	4,850
Strategic Advisers Multi-Manager 2050 Fund	101,080	5,126	(195)	4,931
Strategic Advisers Multi-Manager 2055 Fund	101,034	5,334	(166)	5,168

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Strategic Advisers Multi-Manager Income Fund	$ 596	$ 64	$ 747
Strategic Advisers Multi-Manager 2005 Fund	958	62	1,647
Strategic Advisers Multi-Manager 2010 Fund	1,118	74	2,313
Strategic Advisers Multi-Manager 2015 Fund	1,130	75	2,421
Strategic Advisers Multi-Manager 2020 Fund	1,145	71	2,752
Strategic Advisers Multi-Manager 2025 Fund	1,136	65	3,569
Strategic Advisers Multi-Manager 2030 Fund	1,108	55	3,820
Strategic Advisers Multi-Manager 2035 Fund	1,042	50	5,511
Strategic Advisers Multi-Manager 2040 Fund	1,013	50	4,666
Strategic Advisers Multi-Manager 2045 Fund	1,004	50	4,850
Strategic Advisers Multi-Manager 2050 Fund	1,006	50	4,931
Strategic Advisers Multi-Manager 2055 Fund	978	51	5,168

The tax character of distributions paid was as follows:

March 31, 2013
Ordinary Income
Strategic Advisers Multi-Manager Income Fund	$ 310

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	101,367	410
Strategic Advisers Multi-Manager 2005 Fund	101,938	963
Strategic Advisers Multi-Manager 2010 Fund	102,118	972
Strategic Advisers Multi-Manager 2015 Fund	102,130	958
Strategic Advisers Multi-Manager 2020 Fund	102,313	1,141
Strategic Advisers Multi-Manager 2025 Fund	102,266	1,106
Strategic Advisers Multi-Manager 2030 Fund	102,164	1,040
Strategic Advisers Multi-Manager 2035 Fund	121,896	823
Strategic Advisers Multi-Manager 2040 Fund	101,926	893
Strategic Advisers Multi-Manager 2045 Fund	101,885	858
Strategic Advisers Multi-Manager 2050 Fund	101,977	956
Strategic Advisers Multi-Manager 2055 Fund	101,797	815

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Strategic Advisers Multi-Manager Income Fund	.06%
Strategic Advisers Multi-Manager 2005 Fund	.06%
Strategic Advisers Multi-Manager 2010 Fund	.06%
Strategic Advisers Multi-Manager 2015 Fund	.09%
Strategic Advisers Multi-Manager 2020 Fund	.09%
Strategic Advisers Multi-Manager 2025 Fund	.09%
Strategic Advisers Multi-Manager 2030 Fund	.09%
Strategic Advisers Multi-Manager 2035 Fund	.10%
Strategic Advisers Multi-Manager 2040 Fund	.10%
Strategic Advisers Multi-Manager 2045 Fund	.10%
Strategic Advisers Multi-Manager 2050 Fund	.10%
Strategic Advisers Multi-Manager 2055 Fund	.10%

5. Expense Reductions.

Strategic Advisers contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2035 Fund	.10%	$ 3
Strategic Advisers Multi-Manager 2040 Fund	.10%	1
Strategic Advisers Multi-Manager 2050 Fund	.10%	1
Strategic Advisers Multi-Manager 2055 Fund	.10%	1

In addition, Strategic Advisers agreed to reimburse the Funds' tax expense in the amounts:

Reimbursement
Strategic Advisers Multi-Manager Income Fund	$ 25
Strategic Advisers Multi-Manager 2005 Fund	27
Strategic Advisers Multi-Manager 2010 Fund	33
Strategic Advisers Multi-Manager 2015 Fund	34
Strategic Advisers Multi-Manager 2020 Fund	34
Strategic Advisers Multi-Manager 2025 Fund	34
Strategic Advisers Multi-Manager 2030 Fund	33
Strategic Advisers Multi-Manager 2035 Fund	32
Strategic Advisers Multi-Manager 2040 Fund	32
Strategic Advisers Multi-Manager 2045 Fund	32
Strategic Advisers Multi-Manager 2050 Fund	32
Strategic Advisers Multi-Manager 2055 Fund	32

Annual Report

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 100% of the total outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds), each a fund of Fidelity Boylston Street Trust, including the schedules of investments, as of March 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from December 20, 2012 (commencement of operations) to March 31, 2013. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund as of March 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the period from December 20, 2012 (commencement of operations) to March 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Strategic Advisers Multi-Manager Target Date Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Strategic Advisers Multi-Manager Target Date Fund's activities, review contractual arrangements with companies that provide services to each Strategic Advisers Multi-Manager Target Date Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Strategic Advisers Multi-Manager Target Date Fund's performance. If the interests of a Strategic Advisers Multi-Manager Target Date Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Strategic Advisers Multi-Manager Target Date Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Ms. Acton oversees 201 funds advised by FMR or an affiliate. Mr. Curvey oversees 453 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Strategic Advisers Multi-Manager Income Fund	05/06/13	05/03/13	$0.011	$0.055
Strategic Advisers Multi-Manager 2005 Fund	05/13/13	05/10/13	$0.046	$0.057
Strategic Advisers Multi-Manager 2010 Fund	05/13/13	05/10/13	$0.053	$0.068
Strategic Advisers Multi-Manager 2015 Fund	05/13/13	05/10/13	$0.054	$0.068
Strategic Advisers Multi-Manager 2020 Fund	05/13/13	05/10/13	$0.043	$0.051
Strategic Advisers Multi-Manager 2025 Fund	05/13/13	05/10/13	$0.060	$0.061
Strategic Advisers Multi-Manager 2030 Fund	05/13/13	05/10/13	$0.059	$0.054
Strategic Advisers Multi-Manager 2035 Fund	05/13/13	05/10/13	$0.050	$0.040
Strategic Advisers Multi-Manager 2040 Fund	05/13/13	05/10/13	$0.055	$0.045
Strategic Advisers Multi-Manager 2045 Fund	05/13/13	05/10/13	$0.059	$0.047
Strategic Advisers Multi-Manager 2050 Fund	05/13/13	05/10/13	$0.059	$0.048
Strategic Advisers Multi-Manager 2055 Fund	05/13/13	05/10/13	$0.056	$0.046

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$64
Strategic Advisers Multi-Manager 2005 Fund	$62
Strategic Advisers Multi-Manager 2010 Fund	$74
Strategic Advisers Multi-Manager 2015 Fund	$75
Strategic Advisers Multi-Manager 2020 Fund	$71
Strategic Advisers Multi-Manager 2025 Fund	$65
Strategic Advisers Multi-Manager 2030 Fund	$55
Strategic Advisers Multi-Manager 2035 Fund	$50
Strategic Advisers Multi-Manager 2040 Fund	$50
Strategic Advisers Multi-Manager 2045 Fund	$50
Strategic Advisers Multi-Manager 2050 Fund	$50
Strategic Advisers Multi-Manager 2055 Fund	$51

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers Multi-Manager Income Fund	33.54%
Strategic Advisers Multi-Manager 2005 Fund	26.48%
Strategic Advisers Multi-Manager 2010 Fund	24.72%
Strategic Advisers Multi-Manager 2015 Fund	24.04%
Strategic Advisers Multi-Manager 2020 Fund	20.21%
Strategic Advisers Multi-Manager 2025 Fund	13.59%
Strategic Advisers Multi-Manager 2030 Fund	7.79%
Strategic Advisers Multi-Manager 2035 Fund	1.42%
Strategic Advisers Multi-Manager 2040 Fund	1.22%
Strategic Advisers Multi-Manager 2045 Fund	0.71%
Strategic Advisers Multi-Manager 2050 Fund	0.54%
Strategic Advisers Multi-Manager 2055 Fund	0.09%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Strategic Advisers Multi-Manager Income Fund
February 2013	46%
March 2013	46%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Strategic Advisers Multi-Manager Income Fund
February 2013	38%
March 2013	38%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Multi-Manager Target Date Funds

On November 15, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing asset allocation funds, which the Board is familiar with through its supervision of the Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's proposed management fee and projected total expense ratio in reviewing the Advisory Contracts and also considered that each fund will bear indirectly the expenses of the underlying funds in which it invests. The Board noted that each fund would not pay a management fee for investment advisory services.

The Board noted that Strategic Advisers has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%, and that this arrangement, which will remain in effect through May 31, 2014, may not be changed without the Board's approval.

The Board noted that each fund's projected total expense ratio of 0.10%, excluding fees and expenses of the underlying funds, would rank above the median of funds with similar Lipper investment objective categories and comparable management fee characteristics, and that, when underlying fund fees and expenses were included, certain funds (Strategic Advisers Multi-Manager 2025 Fund through 2055 Fund) would remain over median in large part due to their investments in underlying equity funds. In this regard, the Board also noted that the expense ratios of the funds that will invest a relatively larger amount in underlying fixed income funds (Strategic Advisers Multi-Manager Income Fund and Strategic Advisers Multi-Manager 2005 Fund through 2020 Fund) would rank below median. The Board considered that unlike other funds in the Lipper group that invest primarily in affiliated funds, the funds will have exposure to both affiliated and unaffiliated funds. In its review of each fund's projected total expense ratio, the Board also considered that although the funds pay transfer agency fees, each fund invests in underlying funds or classes of funds that do not pay transfer agency fees to avoid charging fund-paid transfer agent fees at both fund levels. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that each fund's projected total expense ratio was reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints in the group fee arrangement.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-UANN-0513
1.954273.100

Item 2. Code of Ethics

As of the end of the period, March 31, 2013, Fidelity Boylston Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in the last fiscal year for services rendered to Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2005 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2010 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2015 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2020 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2025 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2030 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2035 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2040 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2045 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2050 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2055 Fund	$12,000	$-	$4,500	$100

A Amounts may reflect rounding.

B Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund commenced operations on December 20, 2012.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

March 31, 2013A,B
Audit-Related Fees	$910,000
Tax Fees	$-
All Other Fees	$1,270,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund's commencement operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the last fiscal year of the Funds are as follows:

Billed By	March 31, 2013 A,B
Deloitte Entities	$2,330,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund's commencement operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last fiscal year relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2013